FINANCIAL DEBT WITH THIRD PARTIES - DETAILS OF DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Senior Secured Notes	$ 490,260	$ 488,389
Non-current Bank Borrowing	0	358
Non-current lease liabilities	85,218	110,515
Total non-current	575,478	599,262
Senior Secured Notes	15,557	15,556
Super Senior Credit Facility	44,050	25,027
Bank borrowing	66,943	33,117
Current lease liabilities	41,341	45,317
Total current	167,891	119,017
TOTAL DEBT WITH THIRD PARTIES	$ 743,369	$ 718,279